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KeyBank National Association


CERTIFICATION

	KeyBank National Association, Cleveland, Ohio, a national banking association duly organized and existing under the laws of the United States of America, effective December 29, 2000, Key Trust Company of Indiana, National Association, Indianapolis, Indiana, KeyTrust Company National Association, Portland, Maine, KeyTrust Company National Association, Albany, New York, Key Trust Company of Ohio, National Association, Cleveland, Ohio and KeyTrust Company National Association, Seattle, Washington merged with and into KeyBank National Association.

	CIK number 0000805745, Key Trust Company of Ohio, National Association will no longer be used to file SEC 13F and 13G filings. Please refer to CIK number 0001089877, KeyBank National Association for all future filings.


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